Investment Strategy - AMG GW&K High Yield Bond SMA Shares	Jun. 02, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high yield bonds. The Fund considers high yield bonds (commonly known as “junk bonds” or “below investment grade securities”) to include any fixed income or debt securities rated below Baa3 by Moody’s Investors Service, Inc. (“Moody’s”) or below BBB- by S&P Global Ratings (“S&P”) or similarly rated by another nationally recognized statistical rating organization (“NRSRO”), or unrated but determined by GW&K Investment Management, LLC, the subadviser to the Fund (“GW&K” or the “Subadviser”), to be of comparable credit quality and creditworthiness. In cases where the credit ratings agencies have assigned different credit ratings to the same security, the Fund will use the median rating when three NRSROs provide ratings (split-to-middle). When ratings are available from only two NRSROs, the Fund will assign the lower of the two ratings (split-to-low). The Fund may also invest in investment grade securities. The Fund may invest in fixed income securities issued by any of the following: public and private U.S. and non-U.S. companies; the U.S. government and its agencies, such as the Federal Home Loan Bank; and state and local governments issuing taxable municipal securities. The Fund’s fixed income securities may also include bank loans, preferred securities, privately placed securities and Rule 144A securities (securities that may be sold pursuant to Rule 144A under the Securities Act of 1933). The Fund may invest in exchange-traded funds (“ETFs”) to gain exposure to certain bond sectors such as bank loans.
While the Fund may purchase debt securities of any duration, the Fund typically seeks to maintain an average effective duration that is within +/-20% of the duration of the Bloomberg US Corporate High Yield Index (the “Index”). The average effective duration of the Index is approximately 3.02 years as of March 31, 2026. The average effective duration of debt securities in the Fund’s portfolio may, however, be shorter or longer depending on market conditions.
In selecting potential investments for the Fund, GW&K uses top-down research that focuses on managing duration, yield curve, credit quality, volatility and liquidity, as well as bottom-up research that focuses on fundamental analysis, valuation analysis, and technical analysis. GW&K may adjust its assessment of an investment based on a number of considerations.
The Fund may use derivatives and similar instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. The Fund’s use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, to-be-announced (TBA) commitments, swaps and other similar instruments and techniques. Derivatives that provide investment exposure to high yield bonds, or to one or more market risk factors associated with high yield bonds, may be counted toward the Fund’s 80% investment policy.